Acquisitions Business Combinations (Policies)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisition [Policy Text Block]
Assets and liabilities of the acquired companies were recorded at their estimated fair values at the dates of acquisition. The excess purchase price over the fair value of net tangible assets and identifiable intangible assets acquired has been allocated to goodwill. The fair value assigned to identifiable intangible assets was determined primarily by using a discounted cash flow method.